Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

NOTE 17—STOCK-BASED COMPENSATION

Restricted Stock Awards issued by the Parent

On June 17, 2010, the Parent authorized the issuance of up to 750,000 shares in time-based and performance-based restricted stock to certain key members of management. Any related compensation associated with these awards is allocated to the Company from the Parent. With the adoption of the Company’s 2014 Omnibus Incentive Plan (see discussion below), no further restricted stock awards will be issued by the Parent on behalf of the Company.

Time-based Restricted Stock Awards

The time-based restricted stock awards issued by the Parent contain a service-based condition that requires continued employment with the Company. Generally, these awards vest over three to five years of service, with a portion (20% to 40%) cliff vesting after the first one or two years. The remaining portion of the awards vest ratably over the subsequent service period, subject to the participant’s continued employment with the Company, and vest automatically upon a change in control of the Company, excluding a change in control related to an IPO. Should a participant’s termination occur within a defined timeframe due to death or permanent disability, a termination of the participant by the Company or one of its subsidiaries without cause, or the participant’s voluntary resignation for good reason, the portion of awards that are subject to time-based vesting that would have vested on the next regular vesting date will accelerate and vest on a pro rata basis, based on the number of full months between the last regular vesting date and the termination date.

The Parent has a call right that gives it the option, but not the obligation, to repurchase vested stock at the then current fair value upon an employee’s termination, or at cost in certain circumstances. During the year-ended December 31, 2013, as the result of certain employee terminations, the Parent repurchased a total of 3,372 previously vested time-based restricted stock awards at cost, resulting in a $0.9 million favorable adjustment to stock-based compensation expense. No such events occurred in 2014 or 2012.

Total compensation expense for time-based restricted stock awards was $7.0 million, $8.3 million, and $4.2 million for the years ended December 31, 2014, 2013, and 2012, respectively. Compensation expense recognized for the year ended December 31, 2012 includes certain adjustments, which resulted in a reduction of expense of approximately $2.5 million. The adjustments relate to the correction of prior period grant date fair values of time-based and performance-based restricted stock awards and the correction of prior period grant service based stock award vesting periods. The Company does not believe these adjustments were material to the 2012 or previous period financial statements.

As of December 31, 2014, there was $4.9 million of total unrecognized compensation cost related to time-based restricted stock awards, which is expected to be recognized over a weighted-average period of 2.5 years.

The following table summarizes the activity in the Parent’s time-based restricted stock awards during the year ended December 31, 2014:

Time-based restricted stock	Shares	Weighted-Average Grant Date Fair Value per Share
Unvested, December 31, 2013	131,190	$164.97
Granted	—	—
Vested	(66,143)	163.03
Forfeited	(2,499)	135.21

Unvested, December 31, 2014	62,548	$172.64

The following table summarizes the weighted-average grant date fair value per share of time-based restricted stock awards granted during the years ended December 31, 2014, 2013, and 2012, as well as the total fair value of awards vested during those periods:

	Time-Based Restricted Stock
	Weighted-Average Grant Date Fair Value per Share of Grants during Period		Total Fair Value of Awards Vested during Period
Year Ended December 31, 2014	N/A	(1)	$10,783
Year Ended December 31, 2013	$155.40		$6,795
Year Ended December 31, 2012	$204.32		$9,100

(1)	There were no grants of time-based restricted stock awards by the Parent during the year-ended December 31, 2014.

Modified Time-based Restricted Stock Awards

In periods prior to June 2014, the performance-based restricted stock awards contained provisions wherein vesting was subject to the full satisfaction of both time and performance vesting criterion. The performance component of the awards could only be satisfied if certain targets were achieved based on various returns realized by the Company’s shareholders on a change in control or an IPO. The time vesting requirements for the performance-based restricted stock awards generally vested in the same manner as the related time-based award. Prior to the Company’s IPO in June 2014, the Company had not recorded any compensation expense related to these awards as the likelihood of achieving the existing performance condition of a change in control or IPO was not deemed to be probable.

On June 10, 2014, prior to the completion of the Company’s IPO, the Parent entered into agreements to modify the outstanding performance-based restricted stock awards held by the Company’s employees to remove the performance-based vesting condition associated with such awards related to the achievement of certain investment returns (while maintaining the requirement for a change in control or IPO). This modification also changed the time-based vesting requirement associated with such shares to provide that any shares which would have satisfied the time-based vesting condition previously applicable to such shares on or prior to June 30, 2017 will instead vest on June 30, 2017, subject to the holder remaining continuously employed by the Company through such date. Any such shares that are subject to a time-based vesting condition beyond June 30, 2017 will remain subject to the time-based vesting condition previously applicable to such awards. Henceforth, these awards will be described as the Company’s modified time-based restricted stock awards.

On June 17, 2014, with the completion of the Company’s IPO, the remaining performance condition associated with these modified time-based restricted stock awards was achieved. As a result, the Company began recognizing compensation expense on these awards based on the vesting described above. Total compensation expense recognized for modified time-based restricted stock awards was $2.5 million for the year ended December 31, 2014.

As of December 31, 2014, there was $9.3 million of total unrecognized compensation cost related to modified time-based restricted stock awards, which is expected to be recognized over a weighted-average period of 2.6 years.

The following table summarizes the activity in the Parent’s modified time-based restricted stock awards during the year ended December 31, 2014:

Modified time-based restricted stock	Shares	Weighted-Average Grant Date Fair Value per Share
Unvested, December 31, 2013	118,123	$131.83
Granted*	—	—
Vested*	—	—
Forfeited*	(10,068)	97.45

Unvested, June 10, 2014*	108,055	$115.30
Granted	—	—
Vested	(775)	115.30
Forfeited	—	—

Unvested, December 31, 2014	107,280	$115.30

*	Represents activity and balances during the current year prior to the June 2014 modification discussed above. Note that the fair value of all unvested awards was adjusted to reflect the updated fair value per share upon modification.

The following table summarizes the weighted-average grant date fair value per share of modified time-based restricted stock awards (named performance-based awards, prior to June 2014 modification) granted during the years ended December 31, 2014, 2013, and 2012, as well as the total fair value of awards vested during those periods:

	Modified Time-Based Restricted Stock
	Weighted-Average Grant Date Fair Value per Share of Grants during Period		Total Fair Value of Awards Vested during Period
Year Ended December 31, 2014	N/A	(1)	$—
Year Ended December 31, 2013	$114.50		$—
Year Ended December 31, 2012	$170.43		$—

(1)	There were no grants of performance-based restricted stock awards (or modified time-based restricted stock awards) by the Parent during the year-ended December 31, 2014.

Fair Value Assumptions for Restricted Stock Award Grants

There were no grants by the Parent of time-based, performance-based, or modified time-based restricted stock awards during the year-ended December 31, 2014. However, as a result of the above-described June 2014 modification, the fair value of all modified time-based restricted stock awards was calculated as of the modification date. The fair values of time-based, modified time-based, and performance-based restricted stock awards (in prior years) were estimated on the date of grant using a combination of a call option and digital option model that uses assumptions about expected volatility, risk-free interest rates, the expected term, and dividend yield. In prior year valuations, the expected term for performance-based awards considered management’s probability-weighted estimate of the expected time until a change in control or IPO as well as the time until a performance condition would be met. The expected term for time-based and modified time-based awards considered both the service conditions of vesting of the awards, as well as management’s probability-weighted estimate of the expected liquidity horizon. The expected volatilities were based on a combination of implied and historical volatilities of a peer group of companies, as the Company was a non-publicly traded company prior to the IPO. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the awards. The expected dividend yield was based on an assumption that no dividends are expected to be approved in the near future.

The following are the weighted average assumptions used for grants during the years ended December 31, 2013, and 2012, respectively, and for valuation of the modified time-based awards in June 2014:

	Year Ended December 31,
	2014	2013	2012
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	65.0%	73.25%	75.71%
Risk-free interest rate	1.54%	0.52%	0.58%
Expected term (in years) for performance-based shares	N/A	3.85	3.85
Expected term (in years) for time-based and modified time-based shares	4.50	9.21	10.32

2014 Omnibus Incentive Plan

In connection with the IPO, the Company’s board of directors approved the Trinseo S.A. 2014 Omnibus Incentive Plan (“2014 Omnibus Plan”), adopted on May 28, 2014, under which the maximum number of shares of common stock that may be delivered upon satisfaction of awards granted under such plan is 4.5 million shares. Following the IPO, all equity-based awards granted by the Company will be granted under the 2014 Omnibus Plan. The 2014 Omnibus Plan provides for awards of stock options, share appreciation rights, restricted stock, unrestricted stock, stock units, performance awards, cash awards and other awards convertible into or otherwise based on shares of the Company’s common stock.

In connection with the IPO, two of the Company’s newly appointed independent directors (Messrs. Cote and De Leener) each received a grant of 4,736 restricted stock units, respectively, under the 2014 Omnibus Plan each with a grant date fair value of $0.1 million. These awards will vest in full on the first anniversary of the date of grant, subject to the director’s continued service as a member of the Company’s board through such date. Total compensation expense for these restricted stock units was $0.1 million for the year ended December 31, 2014.

Shareholder distribution and share redemption

On February 3, 2011, the Company used a portion of the proceeds from the 2011 Term Loans to pay a distribution to the shareholders of the Parent, including investment funds advised or managed by Bain Capital, Dow and certain executives, through the redemption of certain classes of the Parent’s shares. The shares redeemed included a portion of the outstanding unvested time-based and performance-based restricted stock awards as well as a portion of the issued and outstanding restricted stock.

For certain employees, a portion or all of this distribution attributable to unvested time-based and performance-based restricted awards was withheld and put in escrow, to be paid out two years from the employees’ date of hire, subject to the participant’s continued employment with the Company. The amounts held in escrow vest ratably over the two year period of time after the employee’s hire date. At the date of the redemption, the Parent recorded a liability to reflect the amount held in escrow each employee had already vested in as of the date of the redemption. Compensation expense on the unvested amount of the distribution withheld in escrow was recognized ratably over the remaining service period from the time of the redemption. Total compensation expense for these liability awards was less than $0.1 million, and $0.9 million for the years ended December 31, 2013, and 2012, respectively. As of December 31, 2013, there was no remaining unrecognized compensation cost related to these liability awards, and therefore, no amounts were recognized for the year ended December 31, 2014.

Management Retention Awards

During the year ended December 31, 2012, the Parent agreed to retention awards with certain officers. These awards generally vest over one to four years, and are payable upon vesting subject to the participant’s continued employment with the Company on the vesting date. Compensation expense related to these retention awards is equivalent to the value of the award, and is being recognized ratably over the applicable service period. Total compensation expense for these retention awards was $0.9 million, $1.4 million, and $2.3 million for the years ended December 31, 2014, 2013, and 2012, respectively. As of December 31, 2014, there was $0.4 million in unrecognized compensation cost related to these retention awards, which is expected to be recognized over a period of 1.1 years.

Parent Company Restricted Stock Sales

During the year ended December 31, 2013, the Parent sold 779 shares of non-transferable restricted stock to certain employees, all of which were sold at a purchase price less than the fair value of the Parent’s common stock. As a result, during the year ended December 31, 2013, the Company recorded compensation expense of approximately $0.2 million related to these restricted stock sales. There were no restricted stock sales during the years ended December 31, 2014 and 2012. The restricted stock may not be transferred without the Parent’s consent except for a sale to the Parent or its investors in connection with a termination or on an IPO or other liquidation event.

Summary of Stock-based Compensation Expense

The amount of stock-based compensation expense recorded within “Selling, general and administrative expenses” in the consolidated statements of operations for the years ended December 31, 2014, 2013, and 2012, respectively, was as follows:

	Year Ended December 31,
	2014	2013	2012
Time-based Restricted Stock Awards	$7,037	$8,346	$4,192
Modified Time-based Restricted Stock Awards	2,469	—	—
Restricted Stock Units- under 2014 Omnibus Plan	100	—	—
Liability awards	50	46	861
Management Retention Awards	896	1,416	2,275
Parent Company Restricted Stock Sales	—	171	—

Total stock-based compensation expense	$10,552	$9,979	$7,328